ZHEJIANG CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY In Thousands	Total USD ($)	Ordinary Stock USD ($)	Additional Paid-In Capital USD ($)	Retained Earnings USD ($)	Noncontrolling Interest USD ($)	ZHEJIANG CNY	ZHEJIANG Ordinary Stock CNY	ZHEJIANG Additional Paid-In Capital CNY	ZHEJIANG Capital reserve CNY	ZHEJIANG PRCStatutoryReserveMember CNY	ZHEJIANG Retained Earnings CNY	ZHEJIANG Noncontrolling Interest CNY
Beginning Balance, amount at Dec. 31, 2009						94,921		50,000	11,374	7,675	21,771	4,101
Net (loss)/income for the year	(757)			(1,087)	330	25,713					23,729	1,984
Capital injection						8,696		2,174	6,522
Dividend declared						(8,000)					(8,000)
Appropriation of reserves	0			(53)						3,124	(3,124)
Ending Balance, amount at Dec. 31, 2010						121,330		52,174	17,896	10,799	34,376	6,085
Net (loss)/income for the year	(10)			521	(531)	39,390					38,082	1,308
Capital injection						6,000	1,200		4,800
Dividend declared						(12,000)					(12,000)
Appropriation of reserves	0			1						4,264	(4,264)
Changed to limited company by shares							60,000
Dividend paid to NCI						(785)					(785)
Ending Balance, amount at Dec. 31, 2011						153,935	61,200		43,189	4,272	37,881	7,393
Net (loss)/income for the year	(120)			(429)	309	(1,501)					(1,239)	(262)
Capital injection						0
Appropriation of reserves				(37)						2	(2)
Ending Balance, amount at Dec. 31, 2012						152,434	61,200		43,189		36,640	7,131